UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here is amendment [   ];   Amendment Number:
___________
This Amendment (Check one only.):	[   ]  is a restatement
						[   ]  adds new holdings
							 entries.

Institutional Investment Manager Filing this Report:

Name:	Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28- 7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		August 16, 2001



Presidio Management, 44 Montgomery Street, Suite 2110
San Francisco, CA 94104

Report Type	(Check only one.):
[  x ]	13F HOLDINGS REPORT.  (Check here if all holdings of
this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $86,791 (thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE




Form 13F Holdings Report
Form 13F File Number 28-
Presidio Management, 44 Montgomery Street, Suite 2110, San Francisco, CA 94104





CONFIDENTIAL TREATMENT REQUESTED
ORIGINAL FILED WITH OFFICE OF THE SECRETARY
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC.